8% SENIOR CONVERTIBLE DEBENTURES (Tables) (8% Senior Convertible Debentures [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
8% Senior Convertible Debentures [Member]
Schedule of Debt [Table Text Block]
The following table summarizes the Company’s outstanding 8% convertible promissory note obligations:

		Stated
	Maturity	Interest		Principal Balance Outstanding
Issue Date	Date	Rate	Conversion Terms	March 31, 2014	December 31, 2013
10/2/2013	10/2/2014	8.0%	Variable conversion price currently at $0.04	$150	$1,789
9/6/2013	9/6/2014	8.0%	Variable conversion price, currently at $0.04	189	1,544
	Sub total			339	3,333
	Discount			(161)	(2,401)
	Current portion of 8% convertible promissory notes, net of debt discount			$178	$932

The following table summarizes the Company’s outstanding 8% convertible promissory note obligations:

				Principal Balance Outstanding
Issue Date	Maturity Date	Stated Interest Rate	Conversion Terms	December 31, 2013	December 31, 2012
10/2/2013	10/2/2014	8.0%	Variable conversion price	$1,788,889	$-0
-9/6/2013	9/6/2014	8.0%	Variable conversion price	1,544,443	-0-
	Sub total			3,333,332	-0
	Discount on convertible promissory notes			(2,401,390)	-0-
	Current portion of 8% convertible promissory notes, net			$931,942	$-0